BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending


                                December 31, 1996

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S






          Statement of Assets and Liabilities for the Six Months Ended December 31, 1996 and Fiscal Year Ended July 1, 1996.


          Statement of Operations for the Six
              Months Ended December 31, 1996
              and December 31, 1995.


          Statement of Changes in Net Assets for the Six Months Ended December 31, 1996 and December 31, 1995.


          Notes to Financial Statements


          Schedule of Securities


          Supplementary Information


          Corporate Data

                                  BDI INVESTMENT CORPORATION
                             STATEMENT OF ASSETS AND LIABILITIES
                                         (Unaudited)



                                                                  Six Months    Twelve Months
                                                                    Ended           Ended
                                                                 December 31,      June 29,
                                                                    1996            1996
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,631,000) ................   $ 13,680,000    $ 13,236,000
     Cash and Cash Equivalents ..............................         76,000          86,000
     Interest Receivable ....................................        253,000         259,000
     Other Receivables ......................................          8,000           7,000
     Prepaid Expenses .......................................          2,000           2,000
                                                                ------------    ------------
                                           Total Assets: ....   $ 14,019,000    $ 13,590,000
LIABILITIES:

     Accounts Payable .......................................         10,000          11,000
     Accrued Expenses .......................................         11,000          10,000
     Dividend Payable .......................................        309,000         288,000
                                                                ------------    ------------
                                           Total Liabilities:   $    330,000    $    309,000
                                                                ------------    ------------
                                           Net Assets: ......   $ 13,689,000    $ 13,281,000
                                                                ============    ============
NET ASSETS:

     Preferred Stock, Without Par Value:
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151 ....................................        143,000         143,000
     Additional Paid-In Capital .............................      3,673,000       3,673,000
     Retained Earnings ......................................      9,895,000       9,487,000
     Less-Treasury Stock at Cost, 3,600 Shares ..............        (22,000)        (22,000)
                                                                ------------    ------------
                                           Net Assets: ......   $ 13,689,000    $ 13,281,000
                                                                ============    ============
     Net Assets per Common Share Outstanding: ...............   $       9.63    $       9.34
                                                                ============    ============




                              See Notes To Financial Statements

                                  BDI INVESTMENT CORPORATION
                                   STATEMENT OF OPERATIONS
                                         (Unaudited)

                                                            Six Months Ended
                                                        --------------------------
                                                        December 31,  December 31,
                                                            1996         1995
                                                         ----------   ----------
INVESTMENT INCOME:  (Note B)
     Interest ........................................   $  394,000   $  400,000
     Dean Witter Tax Exempt ..........................       16,000       12,000
     Tax-Exempt Dividends ............................        1,000        2,000
                                                         ----------   ----------
                                                         $  411,000   $  414,000

EXPENSES:
     Accounting and Bookkeeping ......................       14,000       13,000
     Legal ...........................................            0        1,000
     Directors' Fees .................................       12,000       12,000
     Other Operating .................................        7,000        3,000
     Insurance .......................................        1,000        1,000
                                                         ----------   ----------
                                                             34,000       30,000
                                                         ----------   ----------
                             Net Investment Income ...   $  377,000   $  384,000
                                                         ----------   ----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions ...............................      131,000    1,096,000
     Cost of Investments Sold
       and Redeemed ..................................      129,000    1,031,000
                                                         ----------   ----------
     Net Realized Gain/(Loss) ........................        2,000       65,000
     Net Unrealized Gain/(Loss) ......................      334,000      585,000
                                                         ----------   ----------

     Net Realized and Unrealized
       Gain/(Loss) on Investments ....................      336,000      650,000
                                                         ----------   ----------

NET REALIZED AND UNREALIZED GAIN .....................   $  713,000   $1,034,000
                                                         ==========   ==========


                             See Note to Financial Statements

                              BDI INVESTMENT CORPORATION
                          STATEMENT OF CHANGES IN NET ASSETS
                                      (Unaudited)



                                                Six Months Ended    Six Months Ended
                                                ----------------    ----------------
                                                   December 31,       December 31,
                                                       1996                1995
                                                  ------------        ------------

FROM INVESTMENT ACTIVITIES
     Net Investment Income ................       $    377,000        $    384,000
     Net Realized Gain/(Loss)
       on Investments .....................              2,000              65,000
     Net Unrealized Gain/(Loss) on
       Investments ........................            334,000             585,000
                                                  ------------        ------------

     Increase in Net Assets Derived
       from Investment Activities .........            713,000           1,034,000

        From Distributions to Shareholders:

    One bi-annual $.13 dividend and
       one $.0848 per share dividend on
       1,421,551 Shares Outstanding .......           (305,000)           (423,000)
                                                  ------------        ------------

NET INCREASE/(DECREASE) IN ASSETS .........            408,000             611,000

NET ASSETS:
     Beginning of Period
       (including undistributed net
        investment income).................         13,281,000          12,995,000
                                                  ------------        ------------

     End of Period ........................         13,689,000          13,606,000
                                                    ==========          ==========




                           See Note to Financial Statements

                              BDI INVESTMENT CORPORATION

                             NOTES TO FINANCIAL STATEMENTS

                        For Six Months Ended December 31, 1996


A.   Consolidated Financial Statement:

            The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 1996, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 1996, have been prepared by the Company, without audit. In the opinion of management, all adjustments (which include only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 1996 and all periods presented have been made.

B.   General:

            On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C.   Summary of Significant Accounting Policies:

            Investments:

            The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

            Income Recognition:

            Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

            Taxes:

            The Company has qualified as a Regulated Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

            Distributions:

            It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

            Fiscal Year:

            The Company's fiscal year ends on the Saturday nearest the end of June.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1996


D.   Directors' Fees:

            The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E.   Purchases and Sales of Securities:

            For the six months ending December 31, 1996, the aggregate cost of tax-exempt bond purchases were $239,000 and the aggregate proceeds from sales or redemptions of tax-exempt bonds were $131,000.

F.   Income Taxes:

            For the six months ending December 31, 1996, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).


                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1996

                                                                                                       MARKET
      PAR VALUE                         ISSUER                                    COST                 VALUE
      ---------                         ------                                    ----                 -----
      100,000                      Anaheim CA Water Rev                         $103,000              $105,000
                                   6.000%, 7/1/03

      100,000                      Association Bay Area Govt                     100,000               100,000
                                   5.625%, 10/1/98

      100,000                      Association Bay Area Govt                     100,000               101,000
                                   5.900%, 10/1/99

      255,000                      Association Bay Area Govt                     253,000               258,000
                                   6.100%, 10/1/00

      200,000                      Bakersfield CA Pub Fing                       200,000               203,000
                                   5.800%, 9/15/06

      125,000                      Banning, California                           119,000               131,000
                                   7.000%, 3/1/20

      265,000                      Buena Park Redev                              263,000               272,000
                                   6.300%, 9/1/99

      260,000                      Buena Park Redev                              258,000               265,000
                                   6.300%, 3/1/99

      135,000                      Calif Edl Rev-Harvey Mudd College             139,000               142,000
                                   6.050%, 12/1/08

       65,000                      Calif Edl Rev-Pepperdine Univ                  67,000                66,000
                                   6.750%, 1/15/06

      100,000                      CA HFF Healthcare                             100,000               105,000
                                   5.900%, 9/1/02

      200,000                      CA HFF Healthcare                             202,000               212,000
                                   6.000%, 9/1/03

       50,000                      CA Health Kaiser                               54,000                54,000
                                   7.000%, 10/1/99

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1996


                                                                                                       MARKET
      PAR VALUE                         ISSUER                                    COST                 VALUE
      ---------                         ------                                    ----                 -----
      $25,000                      CA Housing Fin Agy Rev                       $ 25,000              $ 26,000
                                   6.250%, 2/1/06

      135,000                      California Special District                   139,000               138,000
                                   8.000%, 7/1/98

      150,000                      CA State Pub Works                            149,000               155,000
                                   5.600%, 4/1/06

      100,000                      CA State Pub Works                            101,000               106,000
                                   6.400%, 9/1/08

      175,000                      California State, Vet. GO                     175,000               176,000
                                   7.000%, 4/1/16

      425,000                      Calif Statewide San Gabriel                   417,000               421,000
                                   5.375%, 9/1/07

      100,000                      Compton, California Cmnty                     100,000               108,000
                                   7.700%, 8/1/99

      325,000                      Compton, California Cmnty                     325,000               359,000
                                   7.800%, 8/1/01

      100,000                      Contra Costa Cnty                             100,000               107,000
                                   6.200%, 8/1/08

      165,000                      Contra Costa Hosp COP                         172,000               176,000
                                   6.400%, 11/1/05

      100,000                      Corona, Calif SFMR                           100,000                100,000
                                   5.500%, 11/1/10

      250,000                      East Muni Wtr & Swr                           242,000               246,000
                                   5.375%, 7/1/13

      340,000                      Eldorado Cal Cmnty                            359,000               352,000
                                   7.900%, 6/1/08

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1996

                                                                                                       MARKET
      PAR VALUE                         ISSUER                                    COST                 VALUE
      ---------                         ------                                    ----                 -----
      340,000                      Emeryville Public Fing                        337,000              342,000
                                   5.700%, 9/1/07

       50,000                      Los Angeles MFHR FHA                           51,000               52,000
                                   7.300%, 7/20/11

      225,000                      Metro Water Dist R.G.O.                      $192,000             $221,000
                                   5.250%, 3/1/22

      500,000                      Metro Water Dist Rev                          500,000              500,000
                                   5.400%, 7/1/10

       50,000                      Metro Water Dist Rev                           49,000               49,000
                                   5.500%, 7/1/19

      600,000                      Metro Water Dist Rev                          588,000              597,000
                                   5.500%, 7/1/13

      350,000                      Metro Water Dist Rev                          341,000              318,000
                                   5.000%, 7/1/20

      150,000                      Midpeninsula Reg                              150,000              168,000
                                   6.950%, 9/1/08

       25,000                      Montclair, CA Redv Agy Res                     24,000               29,000
                                   7.750%, 10/1/11

       70,000                      Morgan Hill Redev                              70,000               71,000
                                   5.250%, 3/1/98

      115,000                      N Cal Public Power                            111,000              110,000
                                   5.000%, 7/1/09

      125,000                      Oakland, California Redev.                    125,000              139,000
                                   7.400%, 6/1/10

       45,000                      Palmdale, CA SFMR                              43,000               48,000
                                   7.000%, 9/1/11

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1996

                                                                                                       MARKET
      PAR VALUE                         ISSUER                                    COST                 VALUE
      ---------                         ------                                    ----                 -----
       600,000                      Placer Co Cal Wtr                            600,000              609,000
                                    5.500%, 7/1/10

       145,000                      Pleasanton CA CTFS                           153,000              157,000
                                    6.700%, 10/1/06

      $335,000                      Puerto Rico HFC                             $346,000             $353,000
                                    7.500%, 4/1/22

       290,000                      Puerto Rico HFC SF GNMA                      302,000              304,000
                                    7.650%, 10/15/22

        40,000                      Redding CA Sch Sr                             36,000               37,000
                                    5.000%, 3/1/19

       235,000                      Riverside Co CA Asset                        235,000              244,000
                                    6.000%, 6/1/04

       600,000                      Riverside Electric Rev                       567,000              564,000
                                    5.000%, 10/1/13

        50,000                      Sacramento New Pub Hsg                        52,000               52,000
                                    6.000%, 12/1/07

       190,000                      San Clemente, CA Ltd Obl                     190,000              197,000
                                    7.900%, 9/1/99

       155,000                      San Francisco GO                             159,000              163,000
                                    6.100%, 6/15/07

       100,000                      San Francisco Port Comm                       98,000              102,000
                                    5.500%, 7/1/04

        50,000                      San Francisco Pub HSG                         50,000               50,000
                                    5.125%, 8/1/10

       200,000                      San Joaquin Cop Hosp                         200,000              207,000
                                    5.900%, 9/1/03

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1996

                                                                                                       MARKET
      PAR VALUE                         ISSUER                                    COST                 VALUE
      ---------                         ------                                    ----                 -----
         100,000                   San Luis Obisbo Wtr                           100,000              102,000
                                   5.375%, 6/1/08

         105,000                   San Luis Obisbo Wtr                           105,000              107,000
                                   5.500%, 6/1/09

        $600,000                   Santa Maria Redev                            $581,000             $555,000
                                   5.000%, 6/1/16

          85,000                   Santa Margarita Water District                 85,000               86,000
                                   7.500%, 11/1/11

         200,000                   Sierra Uni Sch Dist                           193,000              198,000
                                   5.650%, 3/1/0

          95,000                   Sonoma, CA Cmnty Redev                         94,000               97,000
                                   7.900%, 8/1/14

         250,000                   Tahoe Forest Hospital                         246,000              261,000
                                   5.850%, 8/1/04

         600,000                   Tehatchapi School Dist                        593,000              594,000
                                   6.300%, 8/1/21

         100,000                   Temecula Vly CA Uni Sch                       102,000              101,000
                                   5.900%, 9/1/04

          65,000                   Thousand Oaks, CA RDV                          66,000               67,000
                                   7.900%, 1/01/16

         130,000                   University of CA Revs                         129,000              133,000
                                   5.875%, 9/1/08

         575,000                   Vallejo CA Rev FHA                            575,000              558,000
                                   5.650%, 5/1/27

         335,000                   Westminister City COP                         335,000              335,000
                                   5.750%, 6/1/09
      ----------
      13,220,000
      ==========


                                        BDI INVESTMENT CORPORATION
                                           INVESTMENT PORTFOLIO
                                          SCHEDULE OF SECURITIES
                                             December 31, 1996

      UNITS                             ISSUER                                    COST             VALUE
      -----                             ------                                    ----             -----
      24,875                       Dean Witter Coldwell Banker                    496,000          319,000
                                   Tax Exempt Mortgage Fund
                                                                              -----------      -----------
                                                                              $13,631,000      $13,680,000
                                                                              ===========      ===========

                                        BDI INVESTMENT CORPORATION
                                         SUPPLEMENTARY INFORMATION

                          SIX MONTHS ENDED DECEMBER 31, 1996, DECEMBER 31, 1995,
                        DECEMBER 31, 1994, DECEMBER 31, 1993 AND DECEMBER 31, 1992

                           Selected date for each share of common stock follows:

                                                   1996               1995               1994               1993               1992
                                                   ----               ----               ----               ----               ----
Investment Income .................                0.29               0.29               0.28               0.32               0.38

Expenses ..........................                0.02               0.02               0.03               0.03               0.03

       Net Investment Income ......                0.27               0.27               0.26               0.29               0.35

Dividends from net investment
   income .........................               (0.21)             (0.30)             (0.32)             (0.33)             (0.39)

Distributions in excess of net
   investment income ..............                0.05              (0.03)             (0.06)             (0.04)             (0.04)

Net realized gain (loss) and
   increase/(decrease) in .........                0.24               0.46              (0.55)              0.04               0.06
   unrealized appreciation
Net increase (decrease) in
   net asset value ................                0.29               0.43              (0.61)              0.00               0.02

Net asset value:
   Beginning of period ............                9.34               9.14               9.03               9.67               9.54

End of period .....................                9.63               9.57               8.42               9.67               9.56

Ratio of expense to average .......                0.25%              0.22%              0.30%              0.30%              0.27%
   net assests
Ratio of net investment ...........                2.79%              2.85%              2.94%              2.98%              3.66%
   income to average net assets
Ratio of total investment
   operating expenses to total ....                8.27%              7.25%              9.25%              9.25%              6.94%
   investment income
Market price at end of period .....                 *                  *                  *                  *                  *
Portfolio Turnover ................                1.77%              8.14%              6.63%             13.63%             12.82%
                                                                                     ---------
Number of shares outstanding at the  end of each period                              1,421,551
                                                                                     =========


* Due to the limited market that currently exists for the Company's common stock, there is is no established market price.


                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




      Arthur Brody                     Chairman of the Board of Directors,
                                       Chief Executive Officer, President
                                       and Treasurer

      Edward Kane                      Director

      Michael Stolper                  Director

      Donald Brody                     Secretary

      COUNSEL:                         Lowenstein, Sandler, Kohl,
                                       Fisher and Boylan

      AUDITORS:                        Coopers & Lybrand

      TRANSFER AGENT:                  Registrar & Transfer Co.

      CUSTODIAN:                       Dean Witter